NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund	Nationwide International Small Cap Fund
Nationwide Bailard International Equities Fund	Nationwide Invesco Core Plus Bond Fund (formerly,
Nationwide Bailard Technology & Science Fund	Nationwide BNY Mellon Core Plus Bond Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund	Nationwide Janus Henderson Overseas Fund
Nationwide BNY Mellon Dynamic U.S. Equity	Nationwide Loomis All Cap Growth Fund
Income Fund	Nationwide Loomis Core Bond Fund
Nationwide Bond Index Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Fund	Nationwide Mid Cap Market Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide NYSE Arca Tech 100 Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide S&P 500 Index Fund
Nationwide Global Sustainable Equity Fund	Nationwide Small Cap Index Fund
Nationwide Government Money Market Fund	Nationwide Strategic Income Fund (formerly,
Nationwide GQG US Quality Equity Fund	Nationwide Amundi Strategic Income Fund)
Nationwide Inflation-Protected Securities Fund	Nationwide WCM Focused Small Cap Fund
Nationwide International Index Fund

Supplement dated August 21, 2025
to the Statement of Additional Information (“SAI”) dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Fund

Effective immediately, the SAI is amended as follows:

1.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of June 30, 2025)
J.P. Morgan Investment Management Inc.
Timothy Woodhouse, CFA	Nationwide Fund	None

2.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of June 30, 2025)
J.P. Morgan Investment Management Inc.
Timothy Woodhouse, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 7 accounts, $21,782 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 8 accounts, $5,567 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE